Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000	105,000,000
Common Stock, Voting Rights	Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as required by law.		Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders except as required by law.
Planet Labs Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		105,000,000		105,000,000	105,000,000
Preferred stock dividend rate				$ 0
Preferred stock convertible conversion price				$ 14.3754
Gross Offering Proceeds From Conversion Of Preferred Stock				$ 150
Preferred stock voting rights				nine
Common Stock, Voting Rights		The holders of the Class A Common Stock and the holders of the Class B Common Stock at all times vote together as one class on all matters.		The holders of the Class A Common Stock and the holders of the Class B Common Stock at all times vote together as one class on all matters.
Founders [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Preferred stock voting rights				five
Board Of Directors [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Preferred stock voting rights				one
Founder Common Directors [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Preferred stock voting rights				two
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				30,000,000
Preferred stock per share liquidation preferrence				$ 0.7871
Series A Preferred Stock [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		30,000,000
Preferred stock dividend rate				0.062970
Preferred stock convertible conversion price				0.7871
Preferred stock per share liquidation preferrence		$ 0.79		0.7871
Preferred stock dividend received per share				$ 0.7871
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				15,000,000
Preferred stock per share liquidation preferrence				$ 5.0301
Series B Preferred Stock [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		15,000,000
Preferred stock dividend rate				0.402405
Preferred stock convertible conversion price				5.0301
Preferred stock per share liquidation preferrence		$ 5.03		5.0301
Preferred stock dividend received per share				$ 5.0301
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				14,436,335
Preferred stock per share liquidation preferrence				$ 9.1989
Series C Preferred Stock [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		14,436,335
Preferred stock dividend rate				0.735914
Preferred stock convertible conversion price				9.1989
Preferred stock per share liquidation preferrence		$ 9.20		9.1989
Preferred stock dividend received per share				$ 9.1989
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				40,000,000
Preferred stock per share liquidation preferrence				$ 14.3754
Series D Preferred Stock [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		40,000,000
Preferred stock dividend rate				1.150035
Preferred stock convertible conversion price				14.3754
Preferred stock per share liquidation preferrence		$ 14.38		14.3754
Preferred stock dividend received per share				$ 14.3754
Series C Prime Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized				5,563,665
Preferred stock per share liquidation preferrence				$ 11.0387
Series C Prime Preferred Stock [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		5,563,665
Preferred stock dividend rate				0.883096
Preferred stock convertible conversion price				11.0387
Preferred stock per share liquidation preferrence		$ 11.04		11.0387
Preferred stock dividend received per share				$ 11.0387
Common Class B [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Common Stock, Voting Rights		10 votes for each share		10
Common Class B [Member] | Founders [Member] | Planet Labs Inc [Member]
Class of Stock [Line Items]
Common Stock, Voting Rights				10